Summary of Significant Accounting Policies - Schedule of Impact of Adoption Previously Reported Consolidated Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended												12 Months Ended
	Nov. 21, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES:
Revenues														$ 1,480,798	$ 900,465	$ 724,345
Net operating revenues		$ 429,901	$ 472,878	$ 375,626	$ 202,393	$ 208,340	$ 243,049	$ 233,493	$ 215,583	$ 187,835	$ 184,481	$ 183,578	$ 168,451	1,480,798	900,465	724,345
EXPENSES:
Other														32,156	30,776	17,475
Marketing and promotions														83,174	40,890	31,356
General and administrative														241,037	130,720	97,356
Corporate														30,739	19,880	16,469
Impairment charges														38,016
Depreciation and amortization														105,891	63,449	56,921
Total operating expenses		416,211	389,273	320,480	186,561	191,290	210,584	203,016	196,855	173,024	162,523	161,402	155,777	1,312,525	801,745	652,726
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT														(319)	(836)	(6)
PROCEEDS FROM TERMINATED SALE	$ 20,000													20,000
TRANSACTION EXPENSES														(92,777)	(9,184)	(2,452)
EQUITY IN (LOSS) INCOME OF UNCONSOLIDATED AFFILIATES														(367)		3,460
OPERATING INCOME		9,756	101,493	(30,467)	14,028	13,095	27,739	29,585	18,281	13,396	24,121	23,032	12,072	94,810	88,700	72,621
OTHER INCOME (EXPENSE):
Interest expense, net														(99,769)	(50,917)	(61,558)
Loss on early retirement of debt, net														(38,430)	(155)	(1,937)
Total other expense														(138,199)	(51,072)	(27,913)
NET (LOSS) INCOME BEFORE INCOME TAXES														(43,389)	37,628	44,708
BENEFIT (PROVISION) FOR INCOME TAXES														116,769	(13,101)	69,538
NET INCOME		$ 88,938	$ 29,687	$ (46,190)	$ 945	$ 961	$ 9,450	$ 10,737	$ 3,379	$ 110,219	$ 5,419	$ 4,779	$ (6,171)	$ 73,380	$ 24,527	114,246
Gain on valuation of unconsolidated affiliate																$ 35,582
Net Income per share of Common Stock:
Basic														$ 1.09	$ 0.52	$ 2.45
Diluted		$ 1.14	$ 0.38	$ (0.68)	$ 0.02	$ 0.02	$ 0.20	$ 0.22	$ 0.07	$ 2.33	$ 0.12	$ 0.10	$ (0.13)	$ 1.08	$ 0.51	$ 2.43
Weighted Average Basic Shares Outstanding		76,961,015	76,902,070	67,453,095	47,120,751	47,105,744	47,193,120	47,071,608	46,933,094	46,670,735	46,516,614	46,516,614	46,494,638	67,133,531	47,033,311	46,550,042
Weighted Average Diluted Shares Outstanding		77,998,742	77,959,689	67,453,095	48,081,281	47,849,554	47,834,644	47,721,075	47,534,761	47,227,127	46,763,589	46,657,618	46,494,638	68,102,814	47,701,562	47,008,980
Adoption of ASC Topic 606 | As Reported
REVENUES:
Revenues														$ 1,606,589	$ 983,196	$ 784,541
Less-promotional allowances														(133,085)	(90,300)	(64,757)
Net operating revenues														1,473,504	892,896	719,784
EXPENSES:
Other														26,030	26,921	15,325
Marketing and promotions														82,525	40,600	31,227
General and administrative														241,095	130,172	96,870
Corporate														30,739	19,880	16,469
Impairment charges														38,016
Depreciation and amortization														105,891	63,449	56,921
Total operating expenses														1,305,172	793,758	648,270
LOSS ON SALE OR DISPOSAL OF PROPERTY AND EQUIPMENT														(319)	(836)	(6)
PROCEEDS FROM TERMINATED SALE														20,000
TRANSACTION EXPENSES														(92,777)	(9,184)	(2,452)
EQUITY IN (LOSS) INCOME OF UNCONSOLIDATED AFFILIATES														(367)		3,460
OPERATING INCOME														94,869	89,118	72,516
OTHER INCOME (EXPENSE):
Interest expense, net														(99,769)	(50,917)	(61,558)
Loss on early retirement of debt, net														(38,430)	(155)	(1,937)
Total other expense														(138,199)	(51,072)	(27,913)
NET (LOSS) INCOME BEFORE INCOME TAXES														(43,330)	38,046	44,603
BENEFIT (PROVISION) FOR INCOME TAXES														117,270	(13,244)	69,580
NET INCOME														$ 73,940	$ 24,802	114,183
Gain on valuation of unconsolidated affiliate																$ 35,582
Net Income per share of Common Stock:
Basic														$ 1.10	$ 0.53	$ 2.45
Diluted														$ 1.09	$ 0.52	$ 2.43
Weighted Average Basic Shares Outstanding														67,133,531	47,033,311	46,550,042
Weighted Average Diluted Shares Outstanding														68,102,814	47,701,562	47,008,980
Adoption of ASC Topic 606 | ASC 606 Adjustments
REVENUES:
Revenues														$ (125,791)	$ (82,731)	$ (60,196)
Less-promotional allowances														133,085	90,300	64,757
Net operating revenues														7,294	7,569	4,561
EXPENSES:
Other														6,126	3,855	2,150
Marketing and promotions														649	290	129
General and administrative														(58)	548	486
Total operating expenses														7,353	7,987	4,456
OPERATING INCOME														(59)	(418)	105
OTHER INCOME (EXPENSE):
NET (LOSS) INCOME BEFORE INCOME TAXES														(59)	(418)	105
BENEFIT (PROVISION) FOR INCOME TAXES														(501)	143	(42)
NET INCOME														$ (560)	$ (275)	63
Net Income per share of Common Stock:
Basic														$ (0.01)	$ (0.01)
Diluted														$ (0.01)	$ (0.01)
Casino
REVENUES:
Revenues														$ 1,085,014	$ 591,471	542,604
Net operating revenues														1,085,014	591,471	542,604
EXPENSES:
Cost of goods and services														547,438	342,433	320,616
Casino | Adoption of ASC Topic 606 | As Reported
REVENUES:
Revenues														1,228,540	693,013	614,227
EXPENSES:
Cost of goods and services														638,362	390,325	357,572
Casino | Adoption of ASC Topic 606 | ASC 606 Adjustments
REVENUES:
Revenues														(143,526)	(101,542)	(71,623)
EXPENSES:
Cost of goods and services														(90,924)	(47,892)	(36,956)
Pari-mutuel Commissions
REVENUES:
Revenues														14,013	8,544	8,996
Net operating revenues														14,013	8,544	8,996
EXPENSES:
Cost of goods and services														13,651	9,787	9,973
Pari-mutuel Commissions | Adoption of ASC Topic 606 | As Reported
REVENUES:
Revenues														14,134	8,600	9,031
EXPENSES:
Cost of goods and services														13,509	9,787	9,973
Pari-mutuel Commissions | Adoption of ASC Topic 606 | ASC 606 Adjustments
REVENUES:
Revenues														(121)	(56)	(35)
EXPENSES:
Cost of goods and services														142
Food and Beverage
REVENUES:
Revenues														198,246	155,217	102,821
Net operating revenues														198,246	155,217	102,821
EXPENSES:
Cost of goods and services														169,848	122,598	84,567
Food and Beverage | Adoption of ASC Topic 606 | As Reported
REVENUES:
Revenues														193,260	142,032	97,740
EXPENSES:
Cost of goods and services														94,723	81,878	52,606
Food and Beverage | Adoption of ASC Topic 606 | ASC 606 Adjustments
REVENUES:
Revenues														4,986	13,185	5,081
EXPENSES:
Cost of goods and services														75,125	40,720	31,961
Hotel
REVENUES:
Revenues														133,338	100,462	43,894
Net operating revenues														133,338	100,462	43,894
EXPENSES:
Cost of goods and services														50,575	41,212	17,993
Hotel | Adoption of ASC Topic 606 | As Reported
REVENUES:
Revenues														119,095	94,312	37,466
EXPENSES:
Cost of goods and services														34,282	30,746	11,307
Hotel | Adoption of ASC Topic 606 | ASC 606 Adjustments
REVENUES:
Revenues														14,243	6,150	6,428
EXPENSES:
Cost of goods and services														16,293	10,466	6,686
Other
REVENUES:
Revenues														50,187	44,771	26,030
Net operating revenues														50,187	44,771	26,030
Other | Adoption of ASC Topic 606 | As Reported
REVENUES:
Revenues														51,560	45,239	26,077
Other | Adoption of ASC Topic 606 | ASC 606 Adjustments
REVENUES:
Revenues														$ (1,373)	$ (468)	$ (47)